DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

8.DERIVATIVE FINANCIAL INSTRUMENTS

The following tables present the fair values of derivative instruments included in the Company’s consolidated balance sheets as of December 31, 2013 and 2014:

December 31, 2013
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	351,523	475,973

December 31, 2014
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	1,849,448	487,780

See Note 9, “Fair Value Measurement,” to the Company’s consolidated financial statements for information about the techniques the Company uses to measure the fair value of its derivative instruments.

The following table presents the amounts related to derivative instruments affecting the Company’s consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014:

	Amount of gain on
	Derivatives
	Recognized in Income			Location of gain
	Year Ended December 31			Recognized in
Derivative Type	2012	2013	2014	Income on Derivatives
	$	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	8,541,721	2,180,418	3,422,052	Derivatives gain